Non-current Provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information About Non-current Provisions

	At December 31 2018	At December 31 2017
Reclamation and closure cost obligations (a)	$660	$599
Less: current portion included in other current liabilities	(79)	(59)
	581	540
Other (b)	38	70
	$619	$610

(a)

The Company incurs reclamation and closure cost obligations relating to its operating, inactive and closed mines and development projects. At December 31, 2018, the present value of obligations relating to these sites was estimated at $387 million, $267 million and $6 million, respectively (December 31, 2017 – $355 million, $238 million and $6 million, respectively) reflecting anticipated cash flows to be incurred over the next 100 years, with the majority estimated to be incurred within the next 20 years. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and monitoring.

Detailed Information About Changes to Reclamation and Closure Cost Obligations

Changes to the reclamation and closure cost obligations during the years ended December 31 were as follows:

	2018	2017
Reclamation and closure cost obligations – beginning of year	$599	$622
Reclamation expenditures	(27)	(24)
Accretion expense, included in finance costs (note 11)	22	24
Revisions in estimates and obligations	66	(4)
Reclamation and closure cost obligations related to divested mining properties	—	(19)
Reclamation and closure cost obligations – end of year	$660	$599